Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Valuation of certain fair value hedges associated with fixed rate debt	$ (20)	$ (22)